Portfolio of investments—April 30, 2023 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 98.58%
Communication services: 10.37%
Entertainment: 3.67%
Endeavor Group Holdings, Inc. Class A †	195,900	$5,050,302
Spotify Technology SA †	84,200	11,249,120
Warner Music Group Corp. Class A	271,300	8,266,511
		24,565,933
Interactive media & services: 6.70%
Alphabet, Inc. Class A †	374,340	40,181,656
ZoomInfo Technologies, Inc. †	209,900	4,598,909
		44,780,565
Consumer discretionary: 15.57%
Automobile Components: 1.13%
Aptiv PLC †	73,600	7,570,496
Automobiles: 1.53%
Ferrari NV	36,700	10,226,088
Broadline Retail: 7.41%
Amazon.com, Inc. †	346,780	36,567,951
MercadoLibre, Inc. †	10,142	12,956,304
		49,524,255
Hotels, restaurants & leisure: 2.42%
Chipotle Mexican Grill, Inc. †	6,400	13,232,768
DoorDash, Inc. Class A †	48,600	2,973,834
		16,206,602
Specialty retail: 1.60%
Home Depot, Inc.	35,613	10,703,131
Textiles, apparel & luxury goods: 1.48%
Lululemon Athletica, Inc. †	26,100	9,916,173
Financials: 13.47%
Capital markets: 3.00%
Intercontinental Exchange, Inc.	97,630	10,634,836
MarketAxess Holdings, Inc.	29,563	9,411,972
		20,046,808
Financial Services: 8.61%
Adyen NV ADR †	606,100	9,697,600
Fiserv, Inc. †	94,340	11,520,801
Visa, Inc. Class A	156,399	36,398,739
		57,617,140
Insurance: 1.86%
Progressive Corp.	91,100	12,426,040
See accompanying notes to portfolio of investments
Allspring Discovery All Cap Growth Fund | 1

Portfolio of investments—April 30, 2023 (unaudited)

	Shares	Value
Health care: 18.17%
Biotechnology: 1.46%
Biogen, Inc. †	11,600	$3,529,068
Exact Sciences Corp. †	97,400	6,240,418
		9,769,486
Health care equipment & supplies: 7.06%
Align Technology, Inc. †	29,434	9,574,880
Dexcom, Inc. †	116,900	14,184,646
Edwards Lifesciences Corp. †	93,400	8,217,332
Intuitive Surgical, Inc. †	50,700	15,271,854
		47,248,712
Health care providers & services: 4.16%
Centene Corp. †	128,000	8,823,040
UnitedHealth Group, Inc.	38,669	19,028,628
		27,851,668
Health care technology: 1.35%
Veeva Systems, Inc. Class A †	50,300	9,007,724
Life sciences tools & services: 3.23%
Bio-Techne Corp.	112,300	8,970,524
Illumina, Inc. †	23,300	4,789,548
Waters Corp. †	26,100	7,839,396
		21,599,468
Pharmaceuticals: 0.91%
Zoetis, Inc.	34,400	6,046,832
Industrials: 8.59%
Commercial services & supplies: 3.73%
Tetra Tech, Inc.	68,900	9,533,693
Waste Connections, Inc.	110,698	15,403,627
		24,937,320
Ground Transportation: 1.86%
Union Pacific Corp.	63,757	12,477,245
Machinery: 3.00%
Deere & Co.	27,800	10,508,956
RBC Bearings, Inc. †	42,100	9,557,121
		20,066,077
Information technology: 29.08%
Communications equipment: 2.23%
Motorola Solutions, Inc.	51,200	14,919,680
See accompanying notes to portfolio of investments
2 | Allspring Discovery All Cap Growth Fund

Portfolio of investments—April 30, 2023 (unaudited)

	Shares	Value
Electronic equipment, instruments & components: 2.96%
Teledyne Technologies, Inc. †	27,300	$11,313,120
Zebra Technologies Corp. Class A †	29,400	8,468,082
		19,781,202
IT services: 2.29%
Globant SA †	25,500	4,000,185
MongoDB, Inc. †	23,600	5,663,056
Snowflake, Inc. Class A †	38,100	5,641,848
		15,305,089
Semiconductors & semiconductor equipment: 3.44%
Advanced Micro Devices, Inc. †	93,400	8,347,158
Monolithic Power Systems, Inc.	14,900	6,883,353
Texas Instruments, Inc.	46,800	7,824,960
		23,055,471
Software: 18.16%
Bills Holdings, Inc. †	58,600	4,501,066
Cadence Design Systems, Inc. †	70,500	14,766,225
Crowdstrike Holdings, Inc. Class A †	55,200	6,626,760
Datadog, Inc. Class A †	67,900	4,575,102
Microsoft Corp.	253,050	77,752,143
ServiceNow, Inc. †	28,800	13,231,296
		121,452,592
Materials: 1.92%
Chemicals: 1.92%
Sherwin-Williams Co.	54,062	12,841,887
Real estate: 1.41%
Specialized REITs : 1.41%
SBA Communications Corp.	36,200	9,444,218
Total common stocks (Cost $407,651,568)		659,387,902

		Yield
Short-term investments: 1.55%
Investment companies: 1.55%
Allspring Government Money Market Fund Select Class ♠∞		4.73%	10,389,148	10,389,148
Total short-term investments (Cost $10,389,148)				10,389,148
Total investments in securities (Cost $418,040,716)	100.13%			669,777,050
Other assets and liabilities, net	(0.13)			(892,870)
Total net assets	100.00%			$668,884,180

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
See accompanying notes to portfolio of investments
Allspring Discovery All Cap Growth Fund | 3

Portfolio of investments—April 30, 2023 (unaudited)

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$12,712,088	$134,912,646	$(137,235,586)	$0	$0	$10,389,148	10,389,148	$367,603
Investments in affiliates no longer held at end of period
Securities Lending Cash Investments LLC	0	13,739,200	(13,739,224)	24	0	0	0	15,643 [1]
				$24	$0	$10,389,148		$383,246

[1]	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments
4 | Allspring Discovery All Cap Growth Fund

Notes to portfolio of investments—April 30, 2023 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Securities lending
During the period, the Fund participated in a program to lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities were on loan, the Fund received interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions was invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”), an affiliated non-registered investment company. Interests in the non-registered investment company that were redeemable at net asset value were fair valued normally at net asset value. Effective at the close of business on March 29, 2023, the Fund is no longer participating in the securities lending program and the Securities Lending Fund was liquidated. Securities Lending Fund was managed by Allspring Funds Management and was subadvised by Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Discovery All Cap Growth Fund | 5

Notes to portfolio of investments—April 30, 2023 (unaudited)
 The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$69,346,498	$0	$0	$69,346,498
Consumer discretionary	104,146,745	0	0	104,146,745
Financials	90,089,988	0	0	90,089,988
Health care	121,523,890	0	0	121,523,890
Industrials	57,480,642	0	0	57,480,642
Information technology	194,514,034	0	0	194,514,034
Materials	12,841,887	0	0	12,841,887
Real estate	9,444,218	0	0	9,444,218
Short-term investments
Investment companies	10,389,148	0	0	10,389,148
Total assets	$669,777,050	$0	$0	$669,777,050
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended April 30, 2023, the Fund did not have any transfers into/out of Level 3.
6 | Allspring Discovery All Cap Growth Fund